Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Classes Of Inventories [Abstract]
Merchandise	$ 4,070		$ 3,903
Project in process	4,805		6,167
Work in process	145		126
Raw materials	224		137
Inventories subtotal	9,244		10,333
Land held under development	1,999		1,999
Construction in progress	84		77
Inventories	$ 11,327	$ 408	$ 12,409